Merger and Acquisitions (Pro Forma Adjustment of Purchase accounting) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 26,275,559
Business acquisition pro forma net income (loss) attributable to partners	$ 87,864